Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Feb. 22, 2017	Jun. 30, 2016
Document and Entity Information
Entity Registrant Name	INTERNATIONAL BANCSHARES CORP
Entity Central Index Key	0000315709
Document Type	10-K
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 1,720,588,000.00
Entity Common Stock, Shares Outstanding		65,989,631
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY